Provision for Unpaid Losses and Loss Adjustment Expenses	3 Months Ended
Mar. 31, 2022
Insurance [Abstract]
Provision for Unpaid Losses and Loss Adjustment Expenses
7 — Provision for Unpaid Losses and Loss Adjustment Expenses

The following table presents a reconciliation of beginning and ending provision for unpaid losses and loss adjustment expenses, net of amounts recoverable from reinsurers:

	Three months ended March 31,
	2022	2021

	in thousands
Net unpaid losses and loss adjustment expenses, beginning of period	$74,869	$54,988
Incurred losses and loss adjustment expenses:
Current accident year	$36,919	$26,193
Prior accident year	—	—
Total incurred losses and loss adjustment expenses	$36,919	$26,193
Effect of foreign currency rate changes	83	13
Net reserves for losses and loss adjustment expenses, end of period	$111,871	$81,194
Reinsurance recoverables	—	—
Gross reserves for losses and loss adjustment expenses, end of period	$111,871	$81,194

In updating Hagerty Re's loss reserve estimates, inputs are considered and evaluated from many sources, including actual claims data, the performance of prior reserve estimates, observed industry trends, and internal review processes, including the views of the Company’s actuary. These inputs are used to improve evaluation techniques and to analyze and assess the change in estimated ultimate losses for each accident year by line of business. These analyses produce a range of indications from various methods, from which an actuarial point estimate is selected.